Leasehold Improvement and Equipment, Net	12 Months Ended
Mar. 31, 2026
Leasehold Improvement and Equipment, Net [Abstract]
LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

NOTE 5 — LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

Leasehold improvement and equipment, net consist of the following:

	March 31,
	2026	2025
At cost:
Leasehold improvement	$83,167	$83,167
Office equipment and others	206,917	206,917
	290,084	290,084
Less: accumulated depreciation	(190,178)	(154,522)
Total	$99,906	$135,562

Depreciation expense for the years ended March 31, 2026, 2025 and 2024 was $35,656, $18,745 and $20,267, respectively.